Interest-bearing liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Interest-bearing liabilities
Interest-bearing liabilities

					Carrying amount EURm(1)
Issuer/borrower	Instrument	Currency	Nominal (million)	Final maturity	2022	2021
Nokia Corporation	2.00% Senior Notes	EUR	750	March 2024	736	759
Nokia Corporation	EIB R&D Loan	EUR	500	February 2025	500	500
Nokia Corporation	NIB R&D Loan(2)	EUR	250	May 2025	250	250
Nokia Corporation	2.375% Senior Notes	EUR	500	May 2025	478	497
Nokia Corporation	2.00% Senior Notes	EUR	750	March 2026	716	760
Nokia Corporation	4.375% Senior Notes	USD	500	June 2027	436	464
Nokia of America Corporation	6.50% Senior Notes	USD	74	January 2028	70	66
Nokia Corporation	3.125% Senior Notes	EUR	500	May 2028	457	497
Nokia of America Corporation	6.45% Senior Notes	USD	206	March 2029	194	183
Nokia Corporation	6.625% Senior Notes	USD	500	May 2039	478	553
Nokia Corporation and various subsidiaries	Other liabilities				162	124
Total					4 477	4 653

(1)  Carrying amount includes EUR 120 million of fair value losses (EUR 166 million of fair value gains in 2021) related to fair value hedge accounting relationships, including EUR 180 million of fair value gains (EUR 203 million in 2021) related to discontinued fair value hedge accounting relationships that are amortized over the life of the respective Senior Notes.

(2) The loan from the Nordic Investment Bank (NIB) is repayable in three equal annual installments in 2023, 2024 and 2025.

Schedule of credit facilities and funding programs

				Utilized (million)
Committed / uncommitted	Financing arrangement	Currency	Nominal (million)	2022	2021
Committed	Revolving Credit Facility(1)	EUR	1 500	–	–
Uncommitted	Finnish Commercial Paper Programme	EUR	750	–	–
Uncommitted	Euro-Commercial Paper Programme	EUR	1 500	–	–
Uncommitted	Euro Medium Term Note Programme(2)	EUR	5 000	2 500	2 500
Total				2 500	2 500

(1)   The facility has its maturity in June 2026, except for EUR 88 million having its maturity in June 2024.

(2)   All euro-denominated bonds have been issued under the Euro Medium Term Note Programme.

Schedule of significant hedging instruments

				Notional (million)		Fair value EURm
Entity	Instrument(1)	Currency	Maturity	2022	2021	2022	2021
Nokia Corporation	Interest rate swaps	EUR	March 2024	750	185	(12)	–
Nokia Corporation	Interest rate swaps	EUR	May 2025	500	–	(17)	–
Nokia Corporation	Interest rate swaps	EUR	March 2026	750	–	(34)	–
Nokia Corporation	Cross-currency swaps	USD	June 2027	500	500	(26)	(7)
Nokia Corporation	Interest rate swaps	EUR	May 2028	500	–	(36)	–
Nokia Corporation	Cross-currency swaps	USD	May 2039	500	300	(97)	(46)
Total						(222)	(53)

(1)   All cross-currency swaps and interest rate swaps are fixed-to-floating swaps.

Schedule of borrowing changes

EURm	Long-term interest-bearing liabilities	Short-term interest-bearing liabilities	Derivatives held to hedge long-term borrowings(1)	Lease liabilities(2)	Total
1 January 2021	5 015	561	154	910	6 640
Cash flows	(923)	(67)	13	(226)	(1 203)
Non-cash changes:
Changes in foreign exchange rates	122	2	(104)	36	56
Changes in fair value	(53)	–	(10)	–	(63)
Reclassification between long-term and short-term	380	(380)	–	–	–
Net additions(3)	–	–	–	296	296
Other	(4)	–	–	(7)	(11)
31 December 2021	4 537	116	53	1 009	5 715
Cash flows	(1)	27	7	(217)	(184)
Non-cash changes:
Changes in foreign exchange rates	69	1	(57)	8	21
Changes in fair value	(282)	–	243	–	(39)
Reclassification between long-term and short-term	(84)	84	–	–	–
Net additions(3)	–	–	–	242	242
Other	10	–	–	–	10
31 December 2022	4 249	228	246	1 042	5 765

(1)   Includes derivatives designated in fair value and cash flow hedge accounting relationships as well as derivatives not designated in hedge accounting relationship but hedging identifiable long-term borrowing exposure.

(2)   Includes non-current and current lease liabilities.

(3)   Net additions comprise new lease contracts as well as modifications and remeasurements of existing lease contracts.